U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name:  Nicholas J. Kolokithas

Title:    Assistant Vice President and Senior Counsel

January 8, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Bond Trust (the “Trust”), on behalf of:

John Hancock Focused High Yield Fund;

John Hancock Global Conservative Absolute Return Fund;

John Hancock Global Short Duration Credit Fund;

John Hancock Government Income Fund; and

John Hancock Investment Grade Bond Fund (the “Funds”)

File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on December 18, 2014 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-14-004743), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document